AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 35.5%
Communications Equipment – 1.7%
Xiaomi Corp. - Class H(a)	413,000	$2,870,328

Electronic Equipment, Instruments & Components – 7.5%
Flex Ltd.(a)	89,128	5,166,750
Halma PLC	74,331	3,460,161
Zebra Technologies Corp. - Class A(a)	13,460	3,999,774

		12,626,685

Semiconductors & Semiconductor Equipment – 10.5%
Broadcom, Inc.	12,700	4,189,857
Monolithic Power Systems, Inc.	2,335	2,149,694
NVIDIA Corp.	35,247	6,576,385
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	4,951,911

		17,867,847

Software – 12.1%
Cadence Design Systems, Inc.(a)	5,260	1,847,628
Microsoft Corp.	13,672	7,081,412
Palo Alto Networks, Inc.(a)	14,253	2,902,196
Salesforce, Inc.	12,200	2,891,400
SAP SE	10,220	2,736,582
ServiceNow, Inc.(a)	3,220	2,963,302

		20,422,520

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	18,920	4,817,600
Lenovo Group Ltd. - Class H	970,000	1,437,335

		6,254,935

		60,042,315

Industrials – 18.1%
Commercial Services & Supplies – 4.2%
Tetra Tech, Inc.	94,254	3,146,199
Veralto Corp.	37,564	4,004,698

		7,150,897

Construction & Engineering – 3.8%
AECOM	28,864	3,765,886
WSP Global, Inc.	13,495	2,652,068

		6,417,954

Electrical Equipment – 7.0%
Emerson Electric Co.	25,210	3,307,048
Prysmian SpA	43,665	4,345,607
Rockwell Automation, Inc.	11,991	4,191,214

		11,843,869

Professional Services – 3.1%
Experian PLC	51,028	2,562,991

Company	Shares	U.S. $ Value

RELX PLC	54,515	$2,604,661

		5,167,652

		30,580,372

Financials – 12.9%
Banks – 0.8%
NU Holdings Ltd./Cayman Islands - Class A(a)	87,562	1,401,868

Capital Markets – 7.1%
Jefferies Financial Group, Inc.	49,050	3,208,851
London Stock Exchange Group PLC	28,222	3,236,585
LPL Financial Holdings, Inc.	7,240	2,408,676
Partners Group Holding AG	1,301	1,702,242
TMX Group Ltd.	37,310	1,427,308

		11,983,662

Financial Services – 2.6%
Visa, Inc. - Class A	13,097	4,471,054

Insurance – 2.4%
AIA Group Ltd. - Class H	420,000	4,025,264

		21,881,848

Health Care – 12.8%
Biotechnology – 2.4%
AbbVie, Inc.	17,400	4,028,796

Health Care Equipment & Supplies – 9.4%
Alcon AG	32,334	2,431,996
Becton Dickinson & Co.	6,679	1,250,108
GE HealthCare Technologies, Inc.	34,886	2,619,939
Hologic, Inc.(a)	28,367	1,914,489
Medtronic PLC	27,353	2,605,100
Stryker Corp.	6,100	2,254,987
Terumo Corp.	165,003	2,721,975

		15,798,594

Health Care Providers & Services – 1.0%
Apollo Hospitals Enterprise Ltd.	20,646	1,730,108

		21,557,498

Consumer Discretionary – 5.6%
Automobile Components – 2.5%
Aptiv PLC(a)	49,407	4,259,872

Broadline Retail – 3.1%
MercadoLibre, Inc.(a)	1,400	3,271,716
Sea Ltd. (ADR)(a)	11,014	1,968,532

		5,240,248

		9,500,120

Utilities – 5.0%
Electric Utilities – 2.3%
NextEra Energy, Inc.	50,707	3,827,871

Company	Shares	U.S. $ Value

Water Utilities – 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	185,735	$4,612,447

		8,440,318

Consumer Staples – 2.8%
Beverages – 1.0%
Primo Brands Corp.	80,330	1,775,293

Food Products – 1.8%
Danone SA	34,050	2,966,887

		4,742,180

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Cameco Corp.	41,940	3,517,088

Communication Services – 2.0%
Entertainment – 2.0%
Spotify Technology SA(a)	4,910	3,427,180

Materials – 1.2%
Chemicals – 1.2%
Nissan Chemical Corp.	57,300	2,075,617

Total Common Stocks (cost $127,376,405)		165,764,536

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(b) (c) (d) (cost $3,350,941)	3,350,941	3,350,941

Total Investments – 100.0% (cost $130,727,346)(e)		169,115,477
Other assets less liabilities – 0.0%		64,963

Net Assets – 100.0%		$169,180,440

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CAD	3,649	USD	2,644	11/14/2025	$16,960
Bank of America NA	TWD	96,338	USD	3,245	11/21/2025	71,162
Bank of America NA	GBP	4,656	USD	6,364	12/05/2025	101,316
Barclays Capital, Inc.	BRL	24,549	USD	4,616	10/02/2025	3,165
Barclays Capital, Inc.	USD	4,588	BRL	24,549	10/02/2025	24,662
Barclays Capital, Inc.	BRL	24,549	USD	4,553	11/04/2025	(23,019)
Barclays Capital, Inc.	USD	1,264	SEK	11,865	11/20/2025	(8)
Citibank NA	USD	1,782	KRW	2,443,196	10/14/2025	(40,930)
Citibank NA	USD	1,152	INR	101,394	11/21/2025	(14,339)
Deutsche Bank AG	BRL	2,297	USD	420	10/02/2025	(11,628)
Deutsche Bank AG	USD	432	BRL	2,297	10/02/2025	(296)
Deutsche Bank AG	BRL	2,329	USD	434	11/04/2025	(1)
JPMorgan Chase Bank	USD	667	CHF	521	11/21/2025	(8,643)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	22,252	USD	4,052	10/02/2025	$(128,932)
Morgan Stanley Capital Services, Inc.	USD	4,184	BRL	22,252	10/02/2025	(2,869)
Morgan Stanley Capital Services, Inc.	USD	1,089	CNH	7,784	10/16/2025	3,288
Morgan Stanley Capital Services, Inc.	USD	3,550	JPY	519,711	10/30/2025	(24,841)
Morgan Stanley Capital Services, Inc.	USD	4,200	EUR	3,560	11/21/2025	(8,371)
NatWest Markets PLC	USD	2,361	AUD	3,647	11/07/2025	53,432
State Street Bank & Trust Co.	HKD	29,249	USD	3,752	10/14/2025	(8,036)
State Street Bank & Trust Co.	USD	509	HKD	3,961	10/14/2025	(191)
State Street Bank & Trust Co.	USD	503	ZAR	9,091	10/14/2025	22,521
State Street Bank & Trust Co.	USD	389	MXN	7,348	10/22/2025	11,229
State Street Bank & Trust Co.	JPY	61,040	USD	419	10/30/2025	5,051
State Street Bank & Trust Co.	USD	414	JPY	60,454	10/30/2025	(3,767)
UBS	CHF	1,278	USD	1,624	11/21/2025	9,176

						$46,091

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,978,525 and gross unrealized depreciation of investments was $(4,544,303), resulting in net unrealized appreciation of $38,434,222.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

62.7%	United States
5.5%	United Kingdom
5.5%	Brazil
4.5%	Canada
2.9%	Taiwan
2.8%	Japan
2.6%	Italy
2.5%	China
2.4%	Hong Kong
1.8%	France
1.6%	Germany
1.2%	Singapore
1.0%	India
1.0%	Switzerland
2.0%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$44,585,998	$15,456,317	$—	$60,042,315
Industrials	21,067,113	9,513,259	—	30,580,372
Financials	12,917,757	8,964,091	—	21,881,848

Investments in Securities:	Level 1	Level 2	Level 3	Total
Health Care	$14,673,419	$6,884,079	$—	$21,557,498
Consumer Discretionary	9,500,120	—	—	9,500,120
Utilities	8,440,318	—	—	8,440,318
Consumer Staples	1,775,293	2,966,887	—	4,742,180
Energy	3,517,088	—	—	3,517,088
Communication Services	3,427,180	—	—	3,427,180
Materials	—	2,075,617	—	2,075,617
Short-Term Investments	3,350,941	—	—	3,350,941
Total Investments in Securities	123,255,227	45,860,250	—	169,115,477

Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	321,962	—	321,962
Liabilities:
Forward Currency Exchange Contracts	—	(275,871)	—	(275,871)

Total	$123,255,227	$45,906,341	$—	$169,161,568

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,471	$47,131	$45,251	$3,351	$126